Non-Controlling Interest in Versus LLC	9 Months Ended
Sep. 30, 2023
Non-Controlling Interest in Versus LLC [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC
8.	NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 38,268 common shares of the Company and 19,134 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against reserves. The effect on non-controlling interest was a reduction of $2,053,199.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 189 common shares of the Company and 95 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against reserves. The effect on non-controlling interest was a reduction of $19,433.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 11,441 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against reserves. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of September 30, 2023 and September 30, 2022 and the nine month periods then ended:

	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	947,592	863,885
Non-current	1,646,934	3,083,039
	2,594,226	3,946,924

Liabilities
Current	170,543	752,003
Non-current	43,183,941	37,355,830
	43,354,484	38,107,833
Net liabilities	(40,760,259)	(34,160,909)
Non-controlling interest	(7,000,675)	(5,932,235)
Net loss	(3,411,858)	(7,621,560)
Net loss attributed to non-controlling interest	(401,588)	(1,686,991)